Average Annual Total Returns - Science and Technology Fund	Fund Shares Return Before Taxes 1 Year	Fund Shares Return Before Taxes 5 Years	Fund Shares Return Before Taxes 10 Years	Fund Shares Return After Taxes on Distributions 1 Year	Fund Shares Return After Taxes on Distributions 5 Years	Fund Shares Return After Taxes on Distributions 10 Years	Fund Shares Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Fund Shares Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Fund Shares Return After Taxes on Distributions and Sale of Fund Shares 10 Years	Class A Return Before Taxes 1 Year	Class A Return Before Taxes 5 Years	Class A Return Before Taxes 10 Years	S&P 500® Index (reflects no deduction for fees, expenses, or taxes) 1 Year	S&P 500® Index (reflects no deduction for fees, expenses, or taxes) 5 Years	S&P 500® Index (reflects no deduction for fees, expenses, or taxes) 10 Years	S&P North American Technology Index (reflects no deduction for fees, expenses, or taxes) 1 Year	S&P North American Technology Index (reflects no deduction for fees, expenses, or taxes) 5 Years	S&P North American Technology Index (reflects no deduction for fees, expenses, or taxes) 10 Years	S&P Composite 1500 Health Care Index (reflects no deduction for fees, expenses, or taxes) 1 Year	S&P Composite 1500 Health Care Index (reflects no deduction for fees, expenses, or taxes) 5 Years	S&P Composite 1500 Health Care Index (reflects no deduction for fees, expenses, or taxes) 10 Years	Lipper Science & Technology Funds Index (reflects no deduction for taxes) 1 Year	Lipper Science & Technology Funds Index (reflects no deduction for taxes) 5 Years	Lipper Science & Technology Funds Index (reflects no deduction for taxes) 10 Years
Total	60.56%	24.18%	20.62%	58.50%	20.88%	18.18%	37.14%	18.68%	16.68%	50.95%	22.39%	19.60%	18.40%	15.22%	13.88%	45.15%	27.23%	20.57%	14.55%	12.11%	16.15%	50.55%	25.18%	18.23%